ACQUISITION OF SUBSIDIARIES	12 Months Ended
Dec. 31, 2011
ACQUISITION OF SUBSIDIARIES
6	ACQUISITION OF SUBSIDIARIES

Acquisition of Jin Xin

On November 3, 2010, the Company acquired 67% indirect ownership interest in Jin Xin to diversify its business in the environmental sector. The results of Jin Xin’s operations have been included in the consolidated financial statements since that date. Jin Xin manufactures copper rods, copper wires and copper granules from recycled copper.

The consideration for the acquisition principally consists of the issuance of up to 24 million ordinary shares of the Company (“Consideration Shares”) to the selling shareholder.

The Consideration Shares are subject to an earn-out arrangement whereby 6 million shares were issued to the selling shareholder at the closing of the acquisition, while the remaining 18 million ordinary shares are placed into escrow (“Contingent Consideration Shares”). The Contingent Consideration Shares are to be released in stages upon the determination of Jin Xin’s net income under U.S. GAAP for the year ended December 31, 2010 and the cumulative U.S. GAAP net income of Jin Xin for the three-year period ending December 31, 2012. Under the earn-out arrangement, a maximum of 6 million Contingent Consideration Shares are to be released to the selling shareholder, if Jin Xin achieves net income of RMB30,000 or more for the year ended December 31, 2010. The remaining Contingent Consideration Shares are to be released to selling shareholder, if Jin Xin achieves a cumulative net income of RMB190,000 or more during the three-year period ended December 31, 2012. Based on the formula as set out in the purchase agreement in connection with the acquisition, if Jin Xin’s cumulative net income for the three-year period ending December 31, 2012, is nil or below, the selling shareholder is required to return to the Company, all of the Consideration Shares received in connection with the acquisition (or the selling shareholder has an option to pay in cash an amount equal to the number of Consideration Shares received in connection with the acquisition times USD1.00 per share) plus pay USD4.5 million in cash to the Company.

The operating results of Jin Xin have been included in the consolidated financial statements since the acquisition date on November 3, 2010. The transaction costs of the acquisition were not material, and have been recorded in selling, general and administrative expenses.

The following table summarizes the consideration of the acquisition of Jin Xin and the amounts of estimated fair value of the assets acquired and liabilities assumed at the acquisition dates.

	As of November 3, 2010	Useful life
	RMB
Consideration:
Cash	158
Fair value of ordinary shares issued	19,244
Fair value of contingent consideration liabilities at acquisition date	17,509

Fair value of total consideration transferred	36,911

Cash	3,032
Inventories	35,576
Bills receivable	62,568
Deferred tax assets	503
Other current assets	4,466

Total current assets	106,145

Property, plant and equipment
Buildings	15,716	20 years
Plant and machinery	12,802	10 years
Office equipment	578	3-10 years
Motor vehicles	2,553	4 years
Construction in progress	3,960

Total property, plant and equipment	35,609
Land use right	5,138	50 years
Short term bank loans	(50,000)
Amounts due to related parties	(34,000)
Accounts payable	(5,947)
Accounts payable for property, plant and equipment	(8,462)
Accrued expenses and other payables	(7,246)
Current income tax payable	(6,392)
Deferred tax liabilities	(2,593)

Total identifiable net assets assumed	32,252

Non-controlling interest	(14,015)

Goodwill	18,674

On January 1, 2011, the Company acquired an additional 8% indirect ownership interest in Jin Xin from the non-controlling shareholders for a total consideration of RMB42,701. From January 1, 2011, the Company indirectly owned 75% of Jin Xin. As the Company continues to retain its controlling interests in Jin Xin, the Company has accounted for the acquisition of additional ownership in Jin Xin as an equity transaction. The carrying amount of the non-controlling interest and the Company’s additional paid-in capital decreased by RMB4,064 and RMB38,637, respectively, as a result of the transaction.

Acquisition of Xiangbei

On August 1, 2011, the Company acquired 75% indirect ownership interest in Xiangbei through Engen, to diversify its copper business in different locations in China. The results of Xiangbei’s operations have been included in the consolidated financial statements since that date. Xiangbei manufactures copper rods and copper plates from recycled copper.

The consideration for the acquisition principally consists of RMB30,000 and the issuance of up to 14.17% of Engen’s enlarged share capital (“Engen Shares”) and 20 million ordinary shares of the Company (“Gushan Shares”) (collectively “Xiangbei Contingent Consideration Shares”) to the selling shareholders.

The Xiangbei Contingent Consideration Shares are subject to an earn-out arrangement and are to be issued in stages upon the determination of Xiangbei’s net income under U.S. GAAP for the years ended/ending December 31, 2011, 2012 and 2013. Under the earn-out arrangement, (i) new Engen Shares of up to 4.72% of Engen’s enlarged share capital and a maximum of 6.6 million newly issued Gushan Shares may be issued to the selling shareholders with respect to the year ended December 31, 2011, if Xiangbei achieves net income of RMB20,000 for that year, (ii) new Engen Shares of up to 4.72% of Engen’s enlarged share capital and a maximum of 6.6 million new Gushan Shares may be issued to the selling shareholders with respect to the year ending December 31, 2012, if Xiangbei achieves net income of RMB50,000 for that year, and (iii) new Engen Shares of up to 4.73% of Engen’s enlarged share capital and a maximum of 6.8 million new Gushan Shares may be issued to the selling shareholders with respect to the year ending December 31, 2013, if Xiangbei achieves net income of RMB80,000 for that year. If Xiangbei’s net income over the three years do not meet the cumulative net income target of the three-year earn-out, the selling shareholders may be required to return to Engen or Gushan, as applicable, part or all of the Engen Shares or Gushan Shares (or pay Engen or Gushan an amount in cash equal to the value of such shares as determined under the earn-out arrangement) and cash of up to RMB30,000.

In addition, Gushan will issue additional ordinary shares of Gushan (“Additional Gushan Shares”) to the selling shareholders if the volume weighted average trading price of Gushan Shares (as represented by Gushan’s ADSs) over the 30 calendar day period immediately after the public announcement of Gushan’s 2013 annual financial results is below USD1.25 per share (hence, USD12.50 per Gushan’s ADSs). The number of Additional Gushan Shares to be issued will be determined based on the shortfall amount per share multiplied by the number of Gushan Shares issued to the selling shareholders under the three-year earn-out arrangement, limited to a maximum value of RMB20,000.

The operating results of Xiangbei have been included in the consolidated financial statements since the acquisition date on August 1, 2011. The transaction costs of the acquisition were not material, and have been recorded in selling, general and administrative expenses.

The following table summarizes the consideration of the acquisition of Xiangbei and the amounts of estimated fair value of the assets acquired and liabilities assumed at the acquisition dates.

	As of August 1, 2011	Useful life
	RMB
Consideration:
Cash	30,022
Fair value of contingent consideration liabilities at acquisition date	17,372

Fair value of total consideration transferred	47,394

Cash	7,051
Inventories	14,474
Accounts receivable	35,476
Bills receivable	1,415
Deferred tax assets	196
Other current assets	2,900

Total current assets	61,512

Property, plant and equipment
Buildings	20,844	20 years
Plant and machinery	15,426	10 years
Office equipment	34	10 years
Motor vehicles	1,060	5-10 years

Total property, plant and equipment	37,364
Land use right	4,367	50 years
Amount due to Jin Xin	(12,888)
Amounts due to selling shareholders of Xiangbei	(29,970)
Accounts payable	(16,599)
Accounts payable for property, plant and equipment	(11,049)
Accrued expenses and other payables	(4,559)
Current income tax payable	(886)
Deferred tax liabilities	(2,664)

Total identifiable net assets assumed	24,628

Goodwill	22,766

Unaudited supplemental pro forma financial information

The following unaudited supplemental pro forma financial information represents the consolidated results of operations of the Group as if the acquisition of Jin Xin and Xiangbei had occurred as of the beginning of January 1, 2010. The unaudited supplemental pro forma financial information is not necessarily indicative of what the Group’s consolidated results of operations actually would have been had it completed the respective acquisitions at the beginning of January 2010. In addition, the unaudited supplemental pro forma financial information does not attempt to project the Group’s future results of operations after the acquisitions.

	(Unaudited) December 31,
	2010	2011
	RMB	RMB
Revenues	915,122	1,570,251
Net loss attributable to the Gushan Environmental Energy Limited	(1,093,780)	(751,710)
Basic and diluted loss per ordinary share	(6.59)	(4.50)